Schedule of long-term borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Vendor installment loans	$ 380,000	$ 744,480
Bank term loan	554,173	536,592
Total	934,173	1,281,072
Less: current portion of loans payable	409,025	776,753
Long-term debt payable	$ 525,148	$ 504,319